Unaudited Interim Consolidated Statements of Partners' Equity - USD ($) $ in Thousands	Series A Preferred	Series B Preferred	Common	General Partner	Total
Balance at the beginning at Dec. 31, 2022	$ 73,216	$ 53,498	$ 297,139	$ 78	$ 423,931
Balance at the beginning (shares) at Dec. 31, 2022	3,000,000	2,200,000	36,802,247	35,526
Net income:	$ 3,375	$ 2,406	$ 18,230	$ 19	24,030
Distributions declared and paid (common and preferred units) (Note 8)	(3,375)	(2,406)			(5,781)
Balance at the end at Jun. 30, 2023	$ 73,216	$ 53,498	$ 315,369	$ 97	442,180
Balance at the end (shares) at Jun. 30, 2023	3,000,000	2,200,000	36,802,247	35,526
Balance at the beginning at Dec. 31, 2023	$ 73,216	$ 53,498	$ 321,424	$ 102	448,240
Balance at the beginning (shares) at Dec. 31, 2023	3,000,000	2,200,000	36,802,247	35,526
Net income:	$ 3,375	$ 3,116	$ 15,951	$ 16	22,458
Distributions declared and paid (common and preferred units) (Note 8)	(3,375)	(3,116)			(6,491)
Balance at the end at Jun. 30, 2024	$ 73,216	$ 53,498	$ 337,375	$ 118	$ 464,207
Balance at the end (shares) at Jun. 30, 2024	3,000,000	2,200,000	36,802,247	35,526